SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accumulated Other Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity
Changes in AOCI, including the amounts reclassified to income
Balance	$ 90,992,000	$ 82,741,000	$ 83,777,000
Balance	102,166,000	$ 90,992,000	$ 82,741,000
Number of entities liquidated | entity		1	2
Net loss from the cumulative translation adjustment		$ 1,700,000	$ 100,000
AOCI Including Portion Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	62,411,000	62,002,000
Balance	61,572,000	62,411,000	$ 62,002,000
Foreign currency translation
Changes in AOCI, including the amounts reclassified to income
Unrecognized gain on foreign currency translation	(839,000)	2,112,000
Unrealized gains (losses), net of tax
Changes in AOCI, including the amounts reclassified to income
Gain reclassified from AOCI to income		$ (1,703,000)
AOCI Attributable to Noncontrolling Interest
Changes in AOCI, including the amounts reclassified to income
Balance	$ 0